Annual Total Returns - Vanguard Tax-Exempt Bond Index Fund (ETF) [BarChart] - ETF - Vanguard Tax-Exempt Bond Index Fund - ETF Shares	Feb. 26, 2021
Bar Chart Table:
Annual Return 2016	0.31%
Annual Return 2017	4.96%
Annual Return 2018	0.94%
Annual Return 2019	7.50%
Annual Return 2020	5.01%